EQUITY - Share options outstanding and exercisable (Details)	Dec. 31, 2024 Shares $ / shares	Dec. 31, 2023 Shares $ / shares	Dec. 31, 2022 Shares
Share options outstanding and exercisable
Number of options outstanding	5,323	6,215	7,297
Number of options exercisable	4,808	3,171
Options Exercisable, Exercise Price | $ / shares	$ 1.93	$ 0.9